Trading revenues (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trading revenues
Trading revenues	2,739	1,196	5,021
Interest rate products
Trading revenues
Trading revenues	1,025	2,707	6,794
Foreign exchange products
Trading revenues
Trading revenues	1,203	559	(4,433)
Equity/index-related products
Trading revenues
Trading revenues	956	140	1,645
Credit products
Trading revenues
Trading revenues	(879)	(3,306)	522
Commodity, emission and energy products
Trading revenues
Trading revenues	340	198	361
Other products
Trading revenues
Trading revenues	94	898	132
Bank
Trading revenues
Trading revenues	2,764	1,329	4,741
Bank | Interest rate products
Trading revenues
Trading revenues	1,056	2,868	6,578
Bank | Foreign exchange products
Trading revenues
Trading revenues	1,202	560	(4,456)
Bank | Equity/index-related products
Trading revenues
Trading revenues	952	112	1,605
Bank | Credit products
Trading revenues
Trading revenues	(879)	(3,306)	522
Bank | Commodity, emission and energy products
Trading revenues
Trading revenues	340	198	361
Bank | Other products
Trading revenues
Trading revenues	93	897	131